Payments, by Government - 12 months ended Jun. 30, 2025 - ZAR (R) R in Millions	Taxes	Fees	Total Payments
Total	R 9.7	R 5.5	R 15.2
DRDGOLD Limited [Member] | SOUTH AFRICA
Total	3.3		3.3
DRDGOLD Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	3.3		3.3
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA
Total	1.5	4.5	6.0
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	1.5		1.5
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | Department Of Water And Sanitation [Member]
Total		0.2	0.2
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | Mine Health And Safety Council [Member]
Total		0.8	0.8
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total		2.0	2.0
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | South African Nuclear Energy Corporation [Member]
Total		1.5	1.5
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA
Total	1.4	4.3	5.7
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	1.4		1.4
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | Department Of Water And Sanitation [Member]
Total		3.3	3.3
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total		0.7	0.7
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | South African Nuclear Energy Corporation [Member]
Total		R 0.3	0.3
Ergo Mining Operations Proprietary Limited [Member] | SOUTH AFRICA
Total	3.5		3.5
Ergo Mining Operations Proprietary Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	R 3.5		R 3.5